UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02351

Western Asset Investment Grade Income Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith
Semi-Annual Report
June 30, 2026

WESTERN ASSET
INVESTMENT GRADE INCOME FUND INC. (PAI)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objectives
The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
What’s inside

II
Western Asset Investment Grade Income Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Investment Grade Income Fund Inc. for the six-month reporting period ended June 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
July 31, 2026
Western Asset Investment Grade Income Fund Inc.

III

Performance review
For the six months ended June 30, 2026, Western Asset Investment Grade Income Fund Inc. returned 1.01% based on its net asset value (NAV)i and -0.79% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, Bloomberg U.S. Credit Indexii, returned 0.85% for the same period. Effective June 1, 2026, the Bloomberg U.S. Corporate High Yield Bond Index was removed as a benchmark.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.26 per share. As of June 30, 2026, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$13.11 (NAV)	1.01%†
$12.12 (Market Price)	-0.79%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “PAI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XPAIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund
*
This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Investment Grade Income Fund Inc.

issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Investment Grade Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2026
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the NYSE. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment’s price. The Fund may invest in high yield bonds (commonly known as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities. Leverage may result in greater volatility of NAV and the market price of the shares of the Fund’s common stock and increases a shareholder’s risk of loss. The Fund may invest, to a limited extent, in foreign securities, including emerging or developing markets. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and social, political, and economic uncertainties which could result in significant volatility. These risks are magnified in emerging or developing markets. Emerging or developing market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market
Western Asset Investment Grade Income Fund Inc.

V

Performance review (cont’d)
conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s investment advisers. For more information on Fund risks, see Summary of information regarding the Fund – Principal Risk Factors in the Annual Report.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the shares of common stock outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Investment Grade Income Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

45%
40%
35%
30%
25%
20%
15%
10%
5%
0%
As of June 30, 2026
As of December 31, 2025
36.3
36.9
10.0
10.5
9.7
8.4
7.0
6.5
5.8
5.6
5.6
6.3
4.7
4.8
4.6
4.7
4.3
3.7
4.0
3.6
3.6
3.1
1.4
0.7
1.1
1.2
0.8
2.6
0.5
0.7
0.6
0.7
Financials
Energy
Communication services
Utilities
Consumer discretionary
Industrials
Health care
Materials
Information technology
Consumer staples
Sovereign bonds
Real estate
Municipal bonds
U.S. government & agency obligations
Asset-backed securities
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of June 30, 2026, and December 31, 2025, and does not include derivatives, such as futures contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 91.9%
Communication Services — 9.6%
Diversified Telecommunication Services — 3.1%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$78,964
AT&T Inc., Senior Notes	5.375%	8/15/35	290,000	291,442
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	50,732
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	129,614
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	180,517
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	48,590
British Telecommunications Ltd., Senior Notes	9.625%	12/15/30	70,000	82,740
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	176,177
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	987,657
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	290,000	289,319 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	450,000	447,447 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	20,000	19,747 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	230,000	232,190 (b)
Verizon Communications Inc., Junior Subordinated Notes (6.200% to 5/14/36 then 5 year Treasury Constant Maturity Rate + 2.042%)	6.200%	5/14/56	210,000	212,383 (b)
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	598,239
Total Diversified Telecommunication Services				3,825,758
Entertainment — 0.4%
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	125,000	84,062
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	210,000	209,366 (a)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	162,028
Total Entertainment				455,456
Interactive Media & Services — 3.0%
Alphabet Inc., Senior Notes	4.700%	11/15/35	10,000	9,801
Alphabet Inc., Senior Notes	4.800%	2/15/36	110,000	108,176
Alphabet Inc., Senior Notes	5.350%	11/15/45	100,000	97,073
Alphabet Inc., Senior Notes	5.500%	2/15/46	130,000	128,149
Alphabet Inc., Senior Notes	5.250%	5/15/55	250,000	233,955
Alphabet Inc., Senior Notes	5.450%	11/15/55	90,000	86,335
Alphabet Inc., Senior Notes	5.650%	2/15/56	20,000	19,748
Alphabet Inc., Senior Notes	5.750%	2/15/66	120,000	118,807
Meta Platforms Inc., Senior Notes	4.875%	5/15/33	480,000	475,803
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — continued
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	$320,000	$317,863
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	400,000	371,384
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	480,000	480,601
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	310,000	281,099
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	160,000	159,373
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	570,000	512,419
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	330,000	326,146
Total Interactive Media & Services				3,726,732
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	512,441
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	58,964
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	160,000	102,089
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	155,127 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	494,467
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	454,632
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	178,524
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	205,799
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,793
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	42,808
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	70,000	72,464 (a)
Total Media				2,287,108
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	887,310
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	160,000	156,574
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	230,000	224,128
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	230,000	222,499
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	188,704
Total Wireless Telecommunication Services				1,679,215

Total Communication Services				11,974,269
Consumer Discretionary — 5.8%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	280,000	277,889 (a)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	$150,000	$151,116 (a)
Total Automobile Components				429,005
Automobiles — 0.4%
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	182,515
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	285,643
Total Automobiles				468,158
Broadline Retail — 1.5%
Amazon.com Inc., Senior Notes	4.550%	3/13/33	150,000	147,613
Amazon.com Inc., Senior Notes	4.650%	11/20/35	250,000	243,216
Amazon.com Inc., Senior Notes	4.875%	3/13/36	150,000	147,717
Amazon.com Inc., Senior Notes	5.650%	3/13/46	170,000	168,387
Amazon.com Inc., Senior Notes	5.800%	3/13/56	130,000	129,261
Amazon.com Inc., Senior Notes	4.250%	8/22/57	300,000	232,742
Amazon.com Inc., Senior Notes	5.550%	11/20/65	270,000	252,492
Amazon.com Inc., Senior Notes	5.950%	3/13/66	230,000	228,852
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	380,000	370,728
Total Broadline Retail				1,921,008
Hotels, Restaurants & Leisure — 2.8%
Airbnb Inc., Senior Notes	5.250%	3/16/36	190,000	189,284
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	290,000	289,191 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	500,000	506,406 (a)
Carnival Corp. Ltd., Senior Secured Notes	7.875%	6/1/27	160,000	164,360
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	530,000	519,400 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	210,000	205,913
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	207,909
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	200,000	204,888 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	195,992 (a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	266,165
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	120,000	116,846
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	120,000	119,177
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	70,000	67,829
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	201,568
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	239,371 (a)
Total Hotels, Restaurants & Leisure				3,494,299
Household Durables — 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	190,438
PulteGroup Inc., Senior Notes	4.900%	3/1/36	80,000	78,043
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	$330,000	$302,908
Total Household Durables				571,389
Specialty Retail — 0.3%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	240,000	237,860 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	70,000	70,593 (a)
Total Specialty Retail				308,453

Total Consumer Discretionary				7,192,312
Consumer Staples — 3.9%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	765,722
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	61,512
Total Beverages				827,234
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.500%	9/15/54	130,000	122,021
Food Products — 0.8%
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	245,363
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	300,000	309,648
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	100,000	99,645 (a)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	140,000	140,754
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	160,000	159,732 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	98,609
Total Food Products				1,053,751
Tobacco — 2.3%
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	873,427
Altria Group Inc., Senior Notes	3.875%	9/16/46	330,000	245,149
BAT Capital Corp., Senior Notes	6.250%	8/15/55	110,000	112,677
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	335,134 (a)
Imperial Brands Finance PLC, Senior Notes	4.875%	2/7/32	350,000	347,884 (a)(c)
Imperial Brands Finance PLC, Senior Notes	5.500%	7/7/36	200,000	198,840 (a)(c)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	322,589
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	349,513
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	5.850%	8/15/45	$90,000	$88,705
Total Tobacco				2,873,918

Total Consumer Staples				4,876,924
Energy — 9.9%
Energy Equipment & Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	350,000	342,467
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	310,000	306,455
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	179,349
Total Energy Equipment & Services				828,271
Oil, Gas & Consumable Fuels — 9.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	255,474 (a)
APA Corp., Senior Notes	6.000%	1/15/37	106,000	108,203
APA Corp., Senior Notes	5.250%	2/1/42	39,000	33,855
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.250%	10/22/31	200,000	203,624 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	200,000	206,379 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	120,000	122,170 (b)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	50,000	50,808
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	290,000	304,550 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	895,962
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	315,805
Devon Energy Corp., Senior Notes	5.750%	9/15/54	130,000	125,375
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	200,000	204,391 (b)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	330,000	340,667 (b)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	175,277
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,653
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	40,826
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	342,878
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	360,000	349,016
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	$430,000	$428,707 (b)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	70,000	70,813
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	350,000	357,475 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,269,866
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	214,245
Occidental Petroleum Corp., Senior Notes	6.050%	10/1/54	240,000	243,889
ONEOK Inc., Senior Notes	6.050%	9/1/33	360,000	376,997
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	140,000	138,001
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	81,793
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	282,009
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	162,265
Sunoco LP, Senior Notes	5.625%	3/15/31	500,000	496,556 (a)
Targa Resources Corp., Senior Notes	5.500%	2/15/35	300,000	302,950
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	137,808
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	232,623
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	301,840
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	180,000	182,046 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	80,000	84,862 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	190,000	193,122
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,295
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,609
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	722,389
Total Oil, Gas & Consumable Fuels				11,471,073

Total Energy				12,299,344
Financials — 35.5%
Banks — 16.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	198,582 (a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	206,856 (a)(b)(d)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	$400,000	$406,776 (b)(d)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	403,059
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	332,678
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	370,000	364,548 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	460,000	469,919 (b)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	336,984
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,075,293
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	530,000	528,102 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	240,000	241,200 (b)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	379,997 (b)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	230,000	234,420 (b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	641,874 (b)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	991,672 (a)(b)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	250,000	258,335 (a)(b)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	363,815 (a)(b)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	230,000	234,434 (b)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	314,251
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	248,683
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	422,504
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	406,995
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	260,964 (b)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	446,590
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	314,936
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	$290,000	$299,508 (a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	303,610 (b)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	420,000	422,969 (b)(d)
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	346,096 (b)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	890,296 (b)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	360,000	353,075 (b)
ING Groep NV, Senior Notes (5.525% to 3/25/35 then SOFR + 1.610%)	5.525%	3/25/36	260,000	264,148 (b)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	200,000	241,471 (a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	259,318 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	210,000	212,723 (b)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	200,000	204,892 (b)(d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	310,000	307,443 (b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	445,164
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	460,000	467,182 (b)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	288,276 (b)(d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	490,000	481,682 (b)
Societe Generale SA, Senior Notes (6.100% to 4/13/32 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.100%	4/13/33	220,000	228,752 (a)(b)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	$410,000	$400,480 (a)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	207,651 (b)
Truist Financial Corp., Junior Subordinated Notes (6.250% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.129%)	6.250%	6/15/31	350,000	350,299 (b)(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	160,000	166,506 (b)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	242,280 (b)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	430,000	424,028 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	313,154 (b)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	340,000	344,183 (b)(d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	680,000	679,059 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	450,000	460,993 (b)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	230,000	235,862 (b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	404,752
Total Banks				20,329,319
Capital Markets — 8.9%
Ares Management Corp., Senior Notes	5.600%	10/11/54	180,000	163,501
Bank of New York Mellon Corp., Junior Subordinated Notes (5.950% to 12/20/30 then 5 year Treasury Constant Maturity Rate + 2.271%)	5.950%	12/20/30	200,000	200,800 (b)(d)
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	80,000	76,618
Charles Schwab Corp., Junior Subordinated Notes (6.100% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.250%)	6.100%	6/1/31	100,000	100,074 (b)(d)
Charles Schwab Corp., Senior Notes (5.493% to 5/21/36 then SOFR + 1.280%)	5.493%	5/21/37	350,000	354,856 (b)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	271,778 (b)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	637,761 (b)
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
CI Financial Corp., Senior Notes	7.500%	5/30/29	$590,000	$618,563 (a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	435,659
Credit Suisse AG AT1 Claim	—	—	1,700,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	160,000	164,585 (b)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	105,270 (b)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	608,561
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	760,000	742,304 (b)
Goldman Sachs Group Inc., Senior Notes (5.425% to 6/3/36 then SOFR + 1.310%)	5.425%	6/3/37	530,000	532,023 (b)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	350,000	355,597 (b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	698,223
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	455,915
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	500,000	487,239 (b)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	97,934
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	750,000	733,722 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	100,000	99,541 (b)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	210,000	215,682 (b)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	129,511 (b)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	460,000	448,472 (b)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	50,000	51,464 (b)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	80,000	77,828
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	258,671 (b)(d)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USD 5 year SOFR ICE Swap Rate + 3.321%)	7.000%	1/8/36	$500,000	$505,741 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	200,000	211,423 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	335,136 (a)(b)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	244,469 (a)(b)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	406,896 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	304,056 (a)(b)
Total Capital Markets				11,129,873
Consumer Finance — 1.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	200,000	199,212 (b)(d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	154,166 (b)
FirstCash Inc., Senior Notes	4.625%	9/1/28	190,000	186,893 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	250,000	248,518 (a)(b)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	580,000	577,064 (a)
Total Consumer Finance				1,365,853
Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	300,000	291,766
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	104,933 (a)
Horseshoe Funding Trust II, Senior Notes	6.887%	11/15/55	180,000	188,836 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.480%	12/21/65	470,000	403,975 (a)(b)
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	270,000	238,548 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	620,000	620,417 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	320,000	318,192
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	$170,000	$170,497
Total Financial Services				2,337,164
Insurance — 6.7%
Allianz SE, Junior Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 2.233%)	6.500%	10/30/34	200,000	200,992 (a)(b)(d)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	493,362 (b)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	76,081
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	160,000	161,339 (a)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	300,000	286,316 (a)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	290,000	284,426 (a)(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	494,277 (a)
Loews Corp., Senior Notes	4.940%	4/1/36	110,000	107,688
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	160,000	157,383
Massachusetts Mutual Life Insurance Co., Subordinated Notes	5.950%	6/1/56	540,000	535,281 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	210,000	212,656 (a)(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,176,164
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	350,000	345,455 (b)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	280,000	287,074 (b)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	240,000	251,853 (a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	220,000	226,936 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.050%	6/30/56	490,000	499,013 (a)
Pacific Life Insurance Co., Subordinated Notes	5.950%	9/15/55	230,000	229,634 (a)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	$120,000	$124,265 (b)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	179,364 (b)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	120,000	119,075 (b)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	194,953
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	190,000	195,353 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	442,972 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.050%	6/15/56	200,000	201,967 (a)
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	280,000	281,785
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	580,000	579,828 (a)
Total Insurance				8,345,492
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	476,022 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	190,000	185,800 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	120,000	121,228
Total Mortgage Real Estate Investment Trusts (REITs)				783,050

Total Financials				44,290,751
Health Care — 4.6%
Biotechnology — 1.0%
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	753,257
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	292,188
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	106,747
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	61,183
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,799
Total Biotechnology				1,258,174
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	4.750%	3/15/38	140,000	134,918
Stryker Corp., Senior Notes	5.200%	2/10/35	260,000	262,902
Total Health Care Equipment & Supplies				397,820
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 2.8%
Centene Corp., Senior Notes	3.375%	2/15/30	$60,000	$55,953
Cigna Group, Senior Notes	4.800%	8/15/38	280,000	265,506
CommonSpirit Health, Secured Notes	5.662%	9/1/55	160,000	155,629
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	150,000	155,796 (b)
CVS Health Corp., Senior Notes	4.780%	3/25/38	560,000	525,264
CVS Health Corp., Senior Notes	6.200%	9/15/55	380,000	389,077
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	104,910
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	205,106
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	314,686
HCA Inc., Senior Notes	6.200%	3/1/55	390,000	397,340
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	94,721
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	200,000	205,369
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	140,000	141,808 (a)
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	100,000	101,884
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	120,000	117,597
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	260,000	254,422
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	80,000	82,498
Total Health Care Providers & Services				3,567,566
Pharmaceuticals — 0.5%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	71,064 (a)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	300,000	284,419
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	225,611
Total Pharmaceuticals				581,094

Total Health Care				5,804,654
Industrials — 5.6%
Aerospace & Defense — 1.9%
Boeing Co., Senior Notes	6.528%	5/1/34	900,000	979,447
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	213,648
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	244,068
Hexcel Corp., Senior Notes	4.900%	5/15/31	60,000	59,834
Hexcel Corp., Senior Notes	5.875%	2/26/35	270,000	279,941
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	100,000	99,634 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	290,000	290,191 (a)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	$190,000	$194,303
Total Aerospace & Defense				2,361,066
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	180,000	184,039
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	340,000	347,363 (a)
Commercial Services & Supplies — 0.1%
Rollins Inc., Senior Notes	5.250%	2/24/35	110,000	109,900
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	4.800%	3/6/36	200,000	196,300
GE Vernova Inc., Senior Notes	4.875%	2/4/36	130,000	128,002
GE Vernova Inc., Senior Notes	5.500%	2/4/56	90,000	87,366
Total Electrical Equipment				411,668
Ground Transportation — 0.2%
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	210,000	204,321
Industrial Conglomerates — 0.3%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	370,000	383,157 (a)
Machinery — 0.3%
Kennametal Inc., Senior Notes	5.800%	5/28/36	110,000	111,190
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	230,000	233,200
Total Machinery				344,390
Passenger Airlines — 1.5%
American Airlines Pass-Through Trust	5.650%	11/11/34	100,000	99,193
American Airlines Pass-Through Trust	5.750%	5/10/35	360,000	358,972
American Airlines Pass-Through Trust	4.900%	5/11/38	140,000	136,890
American Airlines Pass-Through Trust	5.250%	11/10/38	170,000	169,218
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	190,810
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	370,000	358,307
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	140,000	139,169
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	440,000	434,181 (a)
Total Passenger Airlines				1,886,740
Trading Companies & Distributors — 0.6%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	150,000	153,492 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	50,000	51,659 (a)
Sumisho Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	200,000	193,462 (b)(d)
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — continued
Sumisho Air Lease Corp., Senior Notes	5.850%	12/15/27	$320,000	$325,243
Total Trading Companies & Distributors				723,856

Total Industrials				6,956,500
Information Technology — 4.2%
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Senior Notes	5.300%	11/15/55	110,000	104,462
IT Services — 0.2%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	320,000	324,257 (a)
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	4.950%	1/15/36	350,000	343,899
Broadcom Inc., Senior Notes	4.900%	2/15/38	190,000	183,622
Broadcom Inc., Senior Notes	5.700%	1/15/56	40,000	39,717
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	250,000	260,770 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	420,000	446,254 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	230,000	242,729 (a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	113,462
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,329
Intel Corp., Senior Notes	5.700%	2/10/53	60,000	56,630
Intel Corp., Senior Notes	6.125%	5/15/56	180,000	179,894
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	49,975
Micron Technology Inc., Senior Notes	5.800%	1/15/35	150,000	156,607
Micron Technology Inc., Senior Notes	6.050%	11/1/35	150,000	159,520
NVIDIA Corp., Senior Notes	4.950%	6/15/36	290,000	287,569
Total Semiconductors & Semiconductor Equipment				2,528,977
Software — 1.8%
Autodesk Inc., Senior Notes	5.300%	6/15/35	90,000	90,080
Oracle Corp., Senior Notes	4.950%	2/4/31	40,000	39,169
Oracle Corp., Senior Notes	5.350%	5/4/33	70,000	68,015
Oracle Corp., Senior Notes	5.200%	9/26/35	80,000	74,929
Oracle Corp., Senior Notes	5.875%	9/26/45	350,000	306,582
Oracle Corp., Senior Notes	6.000%	8/3/55	370,000	315,272
Oracle Corp., Senior Notes	5.950%	9/26/55	320,000	272,113
Oracle Corp., Senior Notes	6.850%	2/4/66	400,000	372,555
ServiceNow Inc., Senior Notes	5.050%	5/15/33	90,000	89,933
ServiceNow Inc., Senior Notes	5.400%	5/15/36	70,000	69,997
ServiceNow Inc., Senior Notes	6.300%	5/15/56	110,000	112,160
Synopsys Inc., Senior Notes	5.000%	4/1/32	130,000	130,273
Synopsys Inc., Senior Notes	5.150%	4/1/35	180,000	179,054
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	5.700%	4/1/55	$130,000	$126,183
Total Software				2,246,315
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	100,000	92,767

Total Information Technology				5,296,778
Materials — 4.5%
Chemicals — 0.9%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	70,000	72,097
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	861,878
OCP SA, Senior Notes	6.750%	5/2/34	200,000	210,230 (a)
Total Chemicals				1,144,205
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	200,000	203,037
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	140,000	136,839
Total Construction Materials				339,876
Metals & Mining — 3.3%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	163,863
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	187,070
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	40,000	40,568 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	310,000	318,037 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	360,000	353,572 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	203,160
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	478,904 (a)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	145,588 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	140,000	144,069 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	443,324
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,279,811
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	349,560
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	26,797
Total Metals & Mining				4,134,323

Total Materials				5,618,404
Real Estate — 1.4%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	193,002
Real Estate Management & Development — 0.4%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	350,000	353,147 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	140,000	143,422 (a)
Total Real Estate Management & Development				496,569
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — 0.8%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	$190,000	$190,550 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	180,000	182,556 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	280,000	282,690 (a)
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	370,000	351,928 (a)
Total Specialized REITs				1,007,724

Total Real Estate				1,697,295
Utilities — 6.9%
Electric Utilities — 5.7%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	110,000	108,817 (b)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	370,000	376,568
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	280,000	281,950
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	310,000	310,135
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	200,000	196,048 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	200,000	200,229 (a)
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	140,000	139,314
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	230,000	224,901
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	240,000	243,341
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	140,000	136,771
Edison International, Senior Notes	5.000%	5/5/28	160,000	160,229
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	280,000	281,291
Florida Power & Light Co., First Mortgage Bonds	5.750%	6/1/56	100,000	100,578
Georgia Power Co., Senior Notes	4.850%	3/15/31	190,000	191,244
Georgia Power Co., Senior Notes	5.200%	3/15/35	360,000	364,461
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	50,000	47,596
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	90,000	90,016
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	100,000	101,767
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	150,000	149,895
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	131,410
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	5.600%	8/15/36	$170,000	$170,119
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	200,506
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	147,095
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	80,000	76,590
PacifiCorp, First Mortgage Bonds	4.650%	4/15/29	130,000	129,696
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	420,000	417,357 (b)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	280,000	279,144 (b)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	116,754
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	28,429
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	370,000	367,848
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	233,886
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	100,000	99,504
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	511,427
Vistra Operations Co. LLC, Senior Notes	6.000%	4/15/34	210,000	216,425 (a)
Vistra Operations Co. LLC, Senior Notes	5.700%	12/30/34	340,000	343,868 (a)
Total Electric Utilities				7,175,209
Gas Utilities — 0.4%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	220,000	223,252
Southern Co. Gas Capital Corp., Senior Notes (6.050% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 1.822%)	6.050%	9/15/56	110,000	110,179 (b)
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	130,000	129,572 (b)
Total Gas Utilities				463,003
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	207,739 (a)
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — continued
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	$120,000	$118,553 (b)
Total Independent Power and Renewable Electricity Producers				326,292
Multi-Utilities — 0.5%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	110,000	108,155
Dominion Energy Inc., Junior Subordinated Notes (6.250% to 12/15/36 then 5 year Treasury Constant Maturity Rate + 1.702%)	6.250%	12/15/56	210,000	210,975 (b)
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	240,000	240,395
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	80,000	74,596
Total Multi-Utilities				634,121

Total Utilities				8,598,625
Total Corporate Bonds & Notes (Cost — $113,549,161)				114,605,856
Sovereign Bonds — 3.5%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	200,000	206,604 (a)
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	24,739	22,649
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	292,973	234,817
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	65,760	54,531 (a)
Total Argentina				311,997
Brazil — 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	332,195
Canada — 0.6%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	795,205
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	200,000	202,200 (a)
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	380,000	368,585 (a)
Mexico — 1.1%
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	202,210
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	$280,000	$274,554
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	200,000	205,200
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	157,800
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	267,300
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	292,872
Total Mexico				1,399,936
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	215,300 (a)
Peru — 0.1%
Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	150,000	151,313 (a)
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	200,000	196,871 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	200,000	199,933 (a)
Total South Africa				396,804

Total Sovereign Bonds (Cost — $4,336,495)				4,380,139
Municipal Bonds — 1.1%
California — 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	761,780
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	93,711
Total California				855,491
Illinois — 0.2%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	214,616	225,314
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	270,000	282,541

Total Municipal Bonds (Cost — $1,469,453)				1,363,346
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Bonds	4.750%	2/15/56	$430,000	$417,806
U.S. Treasury Notes	4.125%	2/15/36	60,000	58,547
U.S. Treasury Notes	4.375%	5/15/36	460,000	457,592

Total U.S. Government & Agency Obligations (Cost — $940,016)				933,945
Asset-Backed Securities — 0.5%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	110,000	107,408 (a)(b)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	193,178	196,607 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	101,670	98,259 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	134,400	133,393 (a)
Jimmy Johns Funding LLC, 2026-1A A2	5.685%	4/30/56	130,000	130,213 (a)(c)

Total Asset-Backed Securities (Cost — $666,281)				665,880
			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.2%
Citigroup Inc.	6.250%		9,925	249,713
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.103%		5,725	142,409 (b)

Total Preferred Stocks (Cost — $391,193)				392,122
Total Investments before Short-Term Investments (Cost — $121,352,599)				122,341,288

Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $749,914)	3.577%		749,914	749,914 (h)(i)
Total Investments — 98.7% (Cost — $122,102,513)				123,091,202
Other Assets in Excess of Liabilities — 1.3%				1,642,071
Total Net Assets — 100.0%				$124,733,273

See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Investment Grade Income Fund Inc.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $749,914 and the cost was $749,914 (Note 7).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	28	9/26	$5,775,188	$5,771,719	$(3,469)
U.S. Treasury 5-Year Notes	75	9/26	8,010,395	8,028,516	18,121
U.S. Treasury Long-Term Bonds	21	9/26	2,341,310	2,383,500	42,190
					56,842
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

 Western Asset Investment Grade Income Fund Inc.
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	40	9/26	$4,362,085	$4,395,625	$(33,540)
U.S. Treasury Ultra 10-Year Notes	120	9/26	13,286,109	13,496,250	(210,141)
U.S. Treasury Ultra Long- Term Bonds	14	9/26	1,590,512	1,626,188	(35,676)
					(279,357)
Net unrealized depreciation on open futures contracts					$(222,515)
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $121,352,599)	$122,341,288
Investments in affiliated securities, at value (Cost — $749,914)	749,914
Cash	20
Interest receivable	1,840,661
Receivable for securities sold	1,303,164
Deposits with brokers for open futures contracts	375,276
Receivable from brokers — net variation margin on open futures contracts	38,125
Dividends receivable from affiliated investments	1,876
Other assets	13,944
Prepaid expenses	6,340
Total Assets	126,670,608
Liabilities:
Payable for securities purchased	1,838,492
Investment management fee payable	53,836
Directors’ fees payable	518
Accrued expenses	44,489
Total Liabilities	1,937,335
Total Net Assets	$124,733,273
Net Assets:
Par value ($0.01 par value; 9,510,962 shares issued and outstanding; 20,000,000 shares authorized)	$95,110
Paid-in capital in excess of par value	132,034,202
Total distributable earnings (loss)	(7,396,039)
Total Net Assets	$124,733,273
Shares Outstanding	9,510,962
Net Asset Value	$13.11
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$3,596,413
Dividends from affiliated investments	10,144
Dividends from unaffiliated investments	9,522
Less: Foreign taxes withheld	(82)
Total Investment Income	3,615,997
Expenses:
Investment management fee (Note 2)	338,180
Franchise taxes	46,641
Fund accounting fees	33,195
Audit and tax fees	22,900
Transfer agent fees	20,491
Directors’ fees	11,385
Legal fees	10,538
Stock exchange listing fees	6,199
Shareholder reports	4,412
Custody fees	398
Insurance	385
Miscellaneous expenses	4,248
Total Expenses	498,972
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,220)
Net Expenses	486,752
Net Investment Income	3,129,245
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(786,180)
Futures contracts	379,519
Net Realized Loss	(406,661)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,121,053)
Futures contracts	(263,420)
Change in Net Unrealized Appreciation (Depreciation)	(1,384,473)
Net Loss on Investments and Futures Contracts	(1,791,134)
Increase in Net Assets From Operations	$1,338,111
See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$3,129,245	$6,174,429
Net realized loss	(406,661)	(3,047,719)
Change in net unrealized appreciation (depreciation)	(1,384,473)	6,519,896
Increase in Net Assets From Operations	1,338,111	9,646,606
Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,496,628)	(6,472,209)
Decrease in Net Assets From Distributions to Shareholders	(2,496,628)	(6,472,209)
Increase (Decrease) in Net Assets	(1,158,517)	3,174,397
Net Assets:
Beginning of period	125,891,790	122,717,393
End of period	$124,733,273	$125,891,790
See Notes to Financial Statements.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Financial highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$13.24	$12.90	$13.11	$12.56	$15.69	$16.23
Income (loss) from operations:
Net investment income	0.33	0.65	0.63	0.61	0.59	0.58
Net realized and unrealized gain (loss)	(0.20)	0.37	(0.24)	0.50	(3.16)	(0.56)
Total income (loss) from operations	0.13	1.02	0.39	1.11	(2.57)	0.02
Less distributions from:
Net investment income	(0.26)[3]	(0.68)	(0.60)	(0.56)	(0.56)	(0.56)
Total distributions	(0.26)	(0.68)	(0.60)	(0.56)	(0.56)	(0.56)
Net asset value, end of period	$13.11	$13.24	$12.90	$13.11	$12.56	$15.69
Market price, end of period	$12.12	$12.48	$12.51	$12.04	$11.58	$15.63
Total return, based on NAV[4,5]	1.01%	8.10%	3.08%	9.14%	(16.51)%	0.14%
Total return, based on Market Price[6]	(0.79)%	5.25%	9.11%	9.05%	(22.56)%	1.88%
Net assets, end of period (millions)	$125	$126	$123	$125	$119	$149
Ratios to average net assets:
Gross expenses	0.80%[7]	0.79%	0.76%	0.82%	0.77%	0.73%
Net expenses[8,9]	0.78 [7]	0.77	0.74	0.80	0.75	0.71
Net investment income	5.03 [7]	4.95	4.86	4.86	4.39	3.66
Portfolio turnover rate	62%	92%	29%	14%	17%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements (Note 2).
[9]
The investment adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$44,290,751	$0 *	$44,290,751
Other Corporate Bonds & Notes	—	70,315,105	—	70,315,105
Sovereign Bonds	—	4,380,139	—	4,380,139
Municipal Bonds	—	1,363,346	—	1,363,346
U.S. Government & Agency Obligations	—	933,945	—	933,945
Asset-Backed Securities	—	665,880	—	665,880
Preferred Stocks:
Financials	$249,713	142,409	—	392,122
Total Long-Term Investments	249,713	122,091,575	0 *	122,341,288
Short-Term Investments†	749,914	—	—	749,914
Total Investments	$999,627	$122,091,575	$0 *	$123,091,202
Other Financial Instruments:
Futures Contracts††	$60,311	—	—	$60,311
Total	$1,059,938	$122,091,575	—	$123,151,513
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$282,826	—	—	$282,826

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
The Fund has entered into an Investment Advisory Agreement with Western Asset Management Company, LLC (“Adviser”), pursuant to which the Adviser provides investment advice and administrative services to the Fund. In return for its services, the Fund pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Fund up to $60,000,000 and 0.40% of such net assets in excess of $60,000,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Fund of its securities, and extraordinary expenses beyond the control of the Fund) borne by the Fund in any fiscal year exceed 1.5% of average net assets of the Fund up to $30,000,000 and 1% of average net assets of the Fund over $30,000,000, the
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Adviser has contractually agreed to reimburse the Fund for any excess. The Adviser or its affiliates has also agreed to waive $24,000 annually in Fund operating expenses. This waiver is ongoing and will not be terminated without Board approval.
The Adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $12,220, which included an affiliated money market fund waiver of $319.
Western Asset Management Company Limited (“Western London”), as subadviser to the Fund, provides the Fund with investment research, advice, management and supervision and a continuous investment program for the Fund’s portfolio of non-dollar securities consistent with the Fund’s investment objectives and policies. As compensation, the Adviser pays Western London a fee based on the pro rata assets of the Fund managed by Western London during the month.
Under the terms of an administrative services agreement among the Fund, the Adviser, and Franklin Templeton Fund Adviser, LLC (“FTFA”), the Adviser (not the Fund) pays FTFA a monthly fee of $3,000 (an annual rate of $36,000).
The Adviser, FTFA and Western London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
All officers and one Director of the Fund are employees of Franklin Templeton or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$55,408,856	$21,102,274
Sales	52,977,151	23,599,000
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$122,108,136	$2,965,241	$(1,982,175)	$983,066
Futures contracts	—	60,311	(282,826)	(222,515)

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$60,311

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$282,826

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$379,519

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(263,420)
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$15,871,931
Futures contracts (to sell)	19,410,878

*	Based on the average of the market values at each month-end during the period.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
5. Distributions subsequent to June 30, 2026
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
7/24/2026	7/31/2026	$0.0525
8/24/2026	8/31/2026	$0.0525
6. Stock repurchase program
On November 20, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance shareholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2026, and the year ended December 31, 2025, the Fund did not repurchase any shares.
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$895,015	$15,128,942	15,128,942	$15,274,043	15,274,043

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$10,144	—	$749,914
8. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $9,388,477, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Investment Grade Income Fund Inc. 2026 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Western Asset Management Company, LLC (“Western Asset”) and the Investment Subadvisory Agreement (together with the “Advisory Agreement,” the “Agreements”) between Western Asset and Western Asset Management Company Limited (“WAML,” and together with Western Asset, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.
The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreement between Western Asset and WAML.
In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters, such as information on public trading in the Fund’s shares and differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral.
As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Advisers’ risk management

Western Asset Investment Grade Income Fund Inc.

processes); the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of the Advisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and their affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of a group consisting of all (including the Fund) closed-end, non-leveraged, BBB-rated corporate debt funds (the “Performance Universe”) and the Bloomberg U.S. Credit Index (the “Index”). The Directors noted that the performance of the Fund was above the median of the Performance Universe for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The Board noted that the Fund’s performance exceeded that of the Index for all relevant periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of the Index and the Performance Universe. The Directors concluded that the Advisers’ management of the Fund would continue to be in the best interests of the shareholders.
The Directors also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to WAML because Western Asset pays WAML for services provided to the Fund out of the management fee Western Asset receives from the Fund. The Directors noted that, when measured as a percentage of net assets for its most recently completed fiscal year, the Fund’s advisory fee paid to Western Asset was below the median of the advisory fees paid by funds in its peer group and that the Fund’s total expenses were above the median in its peer group.
The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and
Western Asset Investment Grade Income Fund Inc.

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and Franklin Templeton Fund Adviser, LLC, the Fund’s administrator, and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.
Finally, the Directors considered, in light of the profitability information provided by Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Directors concluded that because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.
In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Investment Grade Income Fund Inc.

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Investment Grade Income Fund Inc. was held on May 21, 2026 for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD
Robert Abeles, Jr.	7,295,281	287,424
Jane F. Dasher	6,421,718	1,160,987
Anita L. DeFrantz	6,431,490	1,151,215
Susan B. Kerley	6,437,864	1,144,841
Michael Larson	6,433,644	1,149,061
Avedick B. Poladian	7,329,407	253,298
William E.B. Siart	6,387,511	1,195,194
Jaynie Miller Studenmund	6,435,350	1,147,355
Peter J. Taylor	7,381,028	201,677
Jane E. Trust	7,410,832	171,873
At June 30, 2026, the Directors of the Fund were Robert Abeles, Jr., Jane F. Dasher, Anita L. DeFrantz, Susan B. Kerley, Michael Larson, Avedick B. Poladian, William E.B. Siart, Jaynie Miller Studenmund, Peter J. Taylor and Jane E. Trust.
Western Asset Investment Grade Income Fund Inc.

Dividend reinvestment plan (unaudited)
The Fund offers to all shareholders a Dividend Reinvestment Plan (“Plan”). For participants in the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) are automatically invested in shares of the Fund. Interested shareholders may obtain more information or sign up for the Plan by contacting the agent. Shareholders who own shares in a brokerage, bank, or other financial institution account must contact the Company where their account is held in order to participate in the Plan.
If you elect to participate in the Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV the Agent will, as agent for the participants, buy shares of the Fund’s stock through a broker on the open market or in a negotiated transaction (subject to price and other terms to which the agent may agree). The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.
Additional information regarding the plan
The Fund will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan will be charged to participants. The commission participants pay for selling shares under the Plan is calculated as $2.50 plus $0.15 per share. Beneficial shareholders should contact the company holding their account for further information concerning fees that may apply to selling shares under the Plan. In the event the Fund determines to no longer pay the costs applicable to the Plan, the Agent will terminate the Plan and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.
All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare. Distributions to Plan participants will be in the form of stock, unless the Agent is notified in writing 10 days prior to the record date fixed by the Board of Directors for the distribution that you wish to receive a cash payment. Beneficial shareholders should contact the company holding their account for further information regarding deadlines that might apply.
You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions.

Western Asset Investment Grade Income Fund Inc.

Upon termination of the Plan, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.
Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to each participant each year.
Registered shareholders can make inquiries regarding the Plan, as well as sign up or terminate their participation in the Plan by contacting Computershare Inc., P.O. Box 43006 Providence, RI 02940-3078, telephone number 1-888-888-0151. Beneficial shareholders can make inquiries regarding the Plan as well as sign up or terminate their participation in the Plan by contacting the company where their account is held.
Western Asset Investment Grade Income Fund Inc.

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Western Asset
Investment Grade Income Fund Inc.
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Officers
Jane Trust
President and Chief Executive Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Ted P. Becker
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Investment Grade Income Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment advisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD 21202
Legal counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
New York Stock Exchange Symbol
PAI

Western Asset Investment Grade Income Fund Inc.
Western Asset Investment Grade Income Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102 or visit the Fund’s website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Investment Grade Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90001-S 8/26

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026